AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Realized Gains And Losses) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AVAILABLE-FOR-SALE MARKETABLE SECURITIES [Abstract]
Realized gain	$ 2	$ 31	$ 120
Gross realized losses	$ 13	$ 153	$ 3